UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 90.04%
Consumer/Retail 8.22%
Abercrombie & Fitch Co.	20,000	$507,800
Amazon.com, Inc.(a)	18,700	1,564,442
Anta Sports Products, Ltd.	2,064,000	2,580,649
Bawang International(a) (b)	711,800	218,590
CarMax, Inc.(a)	396,000	5,821,200
China Dongxiang Group Co.	5,126,000	3,445,972
China Mengniu Dairy Co., Ltd.(a)	823,000	1,917,843
Compagnie Generale des Etablissements Michelin	18,600	1,059,513
Companhia Brasileira de Meios de Pagamento(a)	323,500	2,790,074
Ford Motor Co.(a)	433,063	2,628,692
The Goodyear Tire & Rubber Co.(a)	568,400	6,400,184
Hutchison Whampoa, Ltd.	223,600	1,461,325
Indofood Sukses Makmur Tbk PT	6,795,000	1,258,148
Jardine Strategic Holdings, Ltd.	104,886	1,546,020
Kraft Foods, Inc.	146,100	3,702,174
KT&G Corp.	19,100	1,079,477
Little Sheep Group, Ltd.(c)	257,000	104,126
New World Department Store China, Ltd.	440,100	332,202
New World Development, Ltd.	1,399,000	2,530,820
Nine Dragons Paper Holdings, Ltd.	1,215,000	802,679
Parkson Retail Group, Ltd.	1,269,000	1,814,249
Ports Design, Ltd.	2,116,500	4,981,253
Pou Sheng International Holdings, Ltd.(a) (c)	723,700	108,321
Regal Hotels International Holdings, Ltd.	1,825,760	480,584
Shanghai Industrial Holdings, Ltd.	452,800	1,822,873
Starwood Hotels & Resorts Worldwide, Inc.	148,000	3,285,600
TRW Automotive Holdings(a)	14,200	160,460
Wal-Mart Stores, Inc.	55,200	2,673,888
		57,079,158
Energy 16.33%
Exploration & Production 9.80%
Anadarko Petroleum Corp.	320,300	14,538,417
InterOil Corp.(a)	301,125	8,886,199
Newfield Exploration Co.(a)	30,400	993,168
Noble Energy, Inc.	158,347	9,337,723
OAO Gazprom - ADR	105,860	2,143,665
Occidental Petroleum Corp.	216,600	14,254,446
PetroHawk Energy Corp.(a)	101,700	2,267,910
Petroleo Brasileiro - Spons ADR	173,117	5,775,183
Petroleo Brasileiro - ADR	138,000	5,655,240
Plains Exploration & Production Co.(a)	39,000	1,067,040
Range Resources Corp.	47,000	1,946,270
Southwestern Energy Co.(a)	30,643	1,190,481
		68,055,742
Natural Gas 0.17%
Husky Energy, Inc.	42,000	1,174,621

Oil Services and Drillers 5.76%
Noble Corp.	73,554	2,225,009
Suncor Energy, Inc.	282,609	8,574,356
Transocean, Inc.(a)	255,336	18,968,912
Weatherford International, Ltd.(a)	487,906	9,543,441
Willbros Group, Inc.(a)	51,699	646,754
		39,958,472
Pipelines 0.58%
El Paso Pipeline Partners LP	21,651	379,542
Plains All American Pipeline LP	86,400	3,676,320
		4,055,862
Tankers 0.02%
Golar LNG, Ltd.	16,000	136,800

TOTAL ENERGY		113,381,497

Finance 9.88%
Banks 6.75%
Banco Bradesco S.A. - ADR	158,872	2,346,539
Bangkok Bank PLC	685,600	2,173,313
Bank Mandiri Tbk PT	12,818,000	3,986,985
Bank of America Corp.	792,100	10,455,720
BlackRock Kelso Capital Corp.	651,400	4,058,222
BOC Hong Kong Holdings, Ltd.	2,705,000	4,739,827

Daishin Security System Co., Ltd. - GDR(a) (b) (c)	224,000	742,886
Indochina Capital Vietnam Holdings, Ltd.(a)	700,000	2,726,500
Itau Unibanco Holding S.A.	297,982	4,717,056
Kasikornbank PLC	561,100	1,091,074
PennantPark Investment Corp.	631,590	4,484,289
Public Bank BHD	1,573,714	4,051,810
SLM Corp.(a)	95,779	983,650
Wing Hang Bank, Ltd.	37,000	324,166
		46,882,037
Non-Bank 3.13%
Apollo Investment Corp.	1,231,800	7,390,800
Ares Capital Corp.	470,069	3,788,756
CME Group, Inc.	19,619	6,103,667
FBR Capital Markets Corp.(a)	90,630	425,961
Hong Kong Exchanges & Clearing, Ltd.	41,000	638,538
IntercontinentalExchange, Inc.(a)	4,300	491,232
Lender Processing Services, Inc.	59,400	1,649,538
Maiden Holdings, Ltd.(c)	100,900	661,904
Wharf Holdings, Ltd.	138,700	587,905
		21,738,301

TOTAL FINANCE		68,619,338

Gold/Metals 0.94%
Anglo American PLC - ADR	84,410	1,235,762
Cameco Corp.	205,589	5,263,079
		6,498,841
Health Care 0.65%
Biogen Idec, Inc.(a)	56,200	2,537,430
BioSphere Medical, Inc.(a)	109,500	261,705
Molecular Insight Pharmaceuticals, Inc.(a)	334,900	1,731,433
		4,530,568
Industrial 7.22%
Aegean Marine Petroleum Network, Inc.	201,800	3,047,180
Bakrie Sumatera Plantations Tbk PT(a)	6,981,600	471,938
BE Aerospace, Inc.(a)	466,431	6,697,949
BorgWarner, Inc.	89,500	3,054,635
C C Land Holdings, Ltd.	1,137,522	739,751
Chicago Bridge & Iron Co.	510,062	6,324,769
Crown Holdings, Inc.(a)	188,100	4,540,734
Foster Wheeler, Ltd.(a)	397,000	9,428,750
Kingboard Chemical Holdings, Ltd.	168,759	415,907
Matrix Service Co.(a)	1,589	18,242
McDermott International, Inc.(a)	587,000	11,921,970
The Shaw Group, Inc.(a)	40,800	1,118,328
Sinopec Shanghai Petrochemical Co., Ltd.(a)	3,734,000	1,286,415
Solutia, Inc.(a)	133,300	767,808
Weichai Power Co., Ltd.	84,600	280,543
		50,114,919
Insurance 9.08%
ACE, Ltd.	30,000	1,326,900
The Allstate Corp.	153,774	3,752,086
Aon Corp.	71,500	2,707,705
Arch Capital Group, Ltd.(a)	21,400	1,253,612
Everest Re Group, Ltd.	38,700	2,769,759
Fidelity National Financial, Inc.	758,724	10,265,536
Loews Corp.	385,400	10,559,960
Montpelier Re Holdings, Ltd.	646,000	8,585,340
PartnerRe, Ltd.	66,438	4,315,148
RenaissanceRe Holdings, Ltd.	58,900	2,741,206
Torchmark Corp.	79,500	2,944,680
The Travelers Cos., Inc.	257,000	10,547,280
XL Capital, Ltd.	113,900	1,305,294
		63,074,506
Real Estate 3.68%
Agile Property Holdings, Ltd.	946,000	1,359,790
Cheung Kong Holdings, Ltd.	489,700	5,629,935
Great Eagle Holdings, Ltd.	1,486,917	3,119,628
Hang Lung Group, Ltd.	45,400	213,818
Hang Lung Properties, Ltd.	201,300	666,234
Henderson Land Development Co., Ltd.	408,600	2,343,504
Italian-Thai Development PLC(a)	9,882,000	812,140
Kerry Properties, Ltd.	785,025	3,443,958
Renhe Commercial Holdings Co., Ltd.	6,598,000	1,362,159
Shui On Land, Ltd.(c)	121,000	82,904
Shun Tak Holdings, Ltd.	562,000	353,151
Sino Land Co.	420,307	696,349
Sun Hung Kai Properties, Ltd.	349,100	4,360,343

Yanlord Land Group, Ltd.	187,700	296,764
YNH Property BHD	1,622,746	803,294
		25,543,971
Real Estate Investment Trusts (REITS) 6.91%
Annaly Capital Management, Inc.	1,232,000	18,652,481
Anworth Mortgage Asset Corp.	805,569	5,808,152
Capstead Mortgage Corp.	143,700	1,826,427
Chimera Investment Corp.	402,004	1,402,994
Hatteras Financial Corp.	411,700	11,770,503
Hatteras Financial Corp.(a) (c)	233,300	6,670,047
MFA Financial, Inc.	261,000	1,806,120
Regal Real Estate Investment Trust	182,576	26,385
		47,963,109
Technology & Communications 19.54%
Akamai Technologies, Inc.(a)	330,400	6,337,072
Arrow Electronics, Inc.(a)	208,200	4,422,168
Avnet, Inc.(a)	118,600	2,494,158
Centron Telecom International Holdings, Ltd.(a)	1,018,000	236,437
China Mobile HK, Ltd.	18,400	921,472
China Telecom Corp., Ltd.	3,206,000	1,596,785
Chunghwa Telecom Co., Ltd. - ADR	536,656	10,641,888
Cisco Systems, Inc.(a)	961,900	17,929,817
Comcast Corp.	317,800	4,480,980
Corning, Inc.	92,100	1,479,126
Dell, Inc.(a)	211,000	2,897,030
Electronic Arts, Inc.(a)	109,100	2,369,652
EMC Corp.(a)	209,200	2,740,520
Honeywell International, Inc.	378,000	11,869,200
Inspur International, Ltd.(c)	4,605,600	790,375
Intel Corp.	286,300	4,738,265
Microsoft Corp.	477,809	11,357,520
Nan Ya Printed Circuit Board Corp.	441,367	1,190,521
Net Servicos de Comunicacao S.A. - ADR	388,515	3,784,136
NII Holdings, Inc.(a)	73,100	1,394,017
Nintendo Co., Ltd.	5,720	1,581,186
Nokia Corp - ADR	571,244	8,328,738
Oracle Corp.	505,400	10,825,668
Qualcomm, Inc.	284,700	12,868,440
Radvision, Ltd.(a)	518,700	4,061,421
Seagate Technology	415,641	4,347,605
		135,684,197
Transportation 0.47%
Babcock & Brown Air, Ltd. - ADR	263,300	2,048,474
Burlington Northern Santa Fe Corp.	16,300	1,198,702
Santos Brasil Partic(a)	200	1,123
		3,248,299
Utilities 7.12%
DPL, Inc.	52,000	1,204,840
Enbridge, Inc.	19,300	669,688
EQT Corp.	78,422	2,737,712
FirstEnergy Corp.	41,600	1,612,000
General Cable Corp.(a)	324,000	12,175,920
KBR, Inc.	561,185	10,348,251
Quanta Services, Inc.(a)	762,653	17,640,164
Williams Cos., Inc.	194,000	3,028,340
		49,416,915
TOTAL COMMON STOCKS (Cost $635,083,991)		625,156,318

EXCHANGE TRADED FUNDS 5.06%
Financial Select Sector SPDR	411,417	4,924,661
iShares iBoxx $ High Yield Corporate Bond Fund	76,141	6,069,199
iShares MSCI Brazil	104,442	5,532,293
Semiconductor HOLDRs Trust	207,800	4,457,310
SPDR Gold Shares(a)	155,000	14,132,900

TOTAL EXCHANGE TRADED FUNDS (Cost $29,614,143)		35,116,363

	Principal
	Amount
EQUITY LINKED NOTES 0.33%
First Financial Hold (issued by BNP Paribas), expiring 04/01/2010(a)	$826,299	493,631
Xinghe Fund (issued by BNP Paribas), expiring 04/01/2010(a)	2,875,935	420,749
Youngor Group Co., (issued by BNP Paribas), expiring 04/01/2015(a)	675,075	1,362,842

TOTAL EQUITY LINKED NOTES (Cost $1,881,590)		2,277,222

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 20.05%
ACE INA Holdings, Inc.
02/15/2017	5.700%	700,000	698,070
03/15/2018	5.800%	1,550,000	1,546,985
Ahold Finance U.S.A., Inc.
07/15/2010(b)	8.250%	2,925,000	3,082,219
Allstate Life Global Funding Trusts
04/30/2013	5.375%	2,275,000	2,355,148
Anadarko Petroleum Corp.
09/15/2016	5.950%	2,154,000	2,128,255
Analog Devices, Inc.
07/01/2014	5.000%	1,300,000	1,304,212
Aon Corp.
12/14/2012	7.375%	1,500,000	1,588,370
AT&T, Inc.
02/15/2019	5.800%	2,100,000	2,135,736
Ball Corp.
03/15/2018	6.625%	2,275,000	2,087,313
Bank of America Corp.
05/15/2014	7.375%	2,485,000	2,570,690
12/01/2017	5.750%	1,000,000	891,860
BE Aerospace, Inc.
07/01/2018	8.500%	2,100,000	1,984,500
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	2,900,000	2,964,537
Carolina Power & Light Co.
01/15/2019	5.300%	2,000,000	2,091,578
The Chubb Corp.
05/15/2018	5.750%	1,000,000	1,039,033
Cisco Systems, Inc.
02/15/2019	4.950%	1,775,000	1,778,277
Comcast Cable Communications LLC
06/15/2013(b)	7.125%	2,845,000	3,129,499
Comcast Corp.
03/15/2016	5.900%	874,000	905,232
Computer Sciences Corp.
03/15/2018(c)	6.500%	1,800,000	1,842,329
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	1,600,000	1,672,824
Corning, Inc.
06/15/2015	6.050%	1,600,000	1,572,048
Crown Americas LLC
05/15/2017	7.625%	2,900,000	2,813,000
CSX Corp.
03/15/2018	6.250%	1,000,000	1,010,228
CSX Transportation, Inc.
10/15/2014	8.375%	1,345,452	1,484,226
The Dayton Power & Light Co.
10/01/2013	5.125%	1,500,000	1,534,236
Devon Financing Corp. ULC
09/30/2011	6.875%	2,400,000	2,608,250
Diamond Offshore Drilling, Inc.
07/01/2015	4.875%	2,200,000	2,167,440
Duke Energy Carolinas LLC
11/15/2013	5.750%	1,775,000	1,910,878
Eaton Vance Corp.
10/02/2017	6.500%	3,285,000	3,113,139
Enbridge Energy Partners LP
03/01/2019	9.875%	1,550,000	1,799,623
Florida Power Corp.
06/15/2018	5.650%	1,350,000	1,442,912
Forest Oil Corp.
02/15/2014	8.500%	500,000	493,750
06/15/2019	7.250%	1,000,000	900,000
General Mills, Inc.
02/15/2017	5.700%	1,000,000	1,054,280
02/15/2019	5.650%	2,000,000	2,094,206
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	2,575,000	2,458,973
Goodrich Corp.
03/01/2019(c)	6.125%	1,650,000	1,659,367
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	2,850,000	2,892,750
Hasbro, Inc.
05/15/2014	6.125%	1,400,000	1,441,241

Hewlett-Packard Co.
03/01/2014	6.125%	1,400,000	1,545,387
03/01/2018	5.500%	1,000,000	1,053,003
International Business Machines Corp.
09/14/2017	5.700%	1,000,000	1,063,404
Johnson Controls, Inc.
01/15/2016	5.500%	2,150,000	1,996,759
JPMorgan Chase & Co.
04/23/2019	6.300%	2,775,000	2,796,220
Kraft Foods, Inc.
08/11/2017	6.500%	2,200,000	2,320,751
The Kroger Co.
02/01/2010	8.050%	1,825,000	1,876,022
Massachusetts Mutual Life Insurance Co.
06/01/2039	8.875%	2,600,000	2,765,433
Morgan Stanley
10/15/2015	5.375%	2,930,000	2,875,801
Nabors Industries, Inc.
01/15/2019	9.250%	2,450,000	2,829,409
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	2,600,000	2,479,100
Oracle Corp.
04/15/2018	5.750%	1,575,000	1,664,246
PetroHawk Energy Corp.
06/01/2015	7.875%	2,375,000	2,208,750
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	1,700,000	1,756,860
Precision Castparts Corp.
12/15/2013	5.600%	1,700,000	1,704,894
Range Resources Corp.
05/15/2019	8.000%	1,990,000	1,967,613
Raytheon Co.
12/15/2018	6.400%	965,000	1,069,871
Roche Holdings, Inc.
03/01/2019(c)	6.000%	1,800,000	1,922,841
Sara Lee Corp.
09/15/2011	6.250%	1,600,000	1,692,139
06/15/2013	3.875%	797,000	781,868
Silgan Holdings, Inc.
08/15/2016	7.250%	2,425,000	2,340,125
South Carolina Electric & Gas Co.
11/01/2018	5.250%	1,300,000	1,353,567
TEPPCO Partners LP
02/01/2013	6.125%	2,417,000	2,410,341
Thermo Fisher Scientific, Inc.
06/01/2015	5.000%	1,900,000	1,911,951
Torchmark Corp.
06/15/2016	6.375%	1,100,000	984,936
The Travelers Cos., Inc.
06/15/2012	5.375%	2,140,000	2,178,300
05/15/2018	5.800%	1,100,000	1,132,622
Tyco International Finance S.A.
01/15/2019	8.500%	1,925,000	2,137,664
Union Pacific Corp.
01/31/2013	5.450%	2,100,000	2,179,525
United Technologies Corp.
02/01/2019	6.125%	2,100,000	2,328,524
Verizon Wireless Capital LLC
02/01/2014	5.550%	2,100,000	2,232,388
Wal-Mart Stores, Inc.
02/15/2018	5.800%	960,000	1,047,557
Weatherford International, Ltd.
03/01/2019	9.625%	2,660,000	3,134,360
XTO Energy, Inc.
12/15/2013	5.750%	3,095,000	3,258,632

TOTAL CORPORATE BONDS (Cost $133,086,901)			139,248,077

ASSET/MORTGAGE BACKED SECURITIES 0.60%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(d)	21.027%	1,617,654	1,639,188
Series 2007-37, Class SB, 03/20/2037(d)	21.027%	1,817,717	1,806,440
Series 2007-37, Class SY, 06/16/2037(d)	23.311%	729,692	745,429

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $3,838,842)			4,191,057

GOVERNMENT & AGENCY OBLIGATIONS 19.40%
Non-U.S. Government Obligations 0.27%
Australia Government Bond
Series 121, 08/15/2010		5.250%	2,250,000	1,848,755

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $1,866,861)				1,848,755

U.S. Government Obligations 19.13%
U.S. Treasury Bonds
02/15/2014		4.000%	13,000,000	13,922,194
08/15/2016		4.875%	14,000,000	15,483,132
05/15/2017		4.500%	7,000,000	7,555,632
08/15/2017		4.750%	3,250,000	3,563,830
08/15/2018		4.000%	29,000,000	30,089,791
05/15/2038		4.500%	18,250,000	18,820,331
U.S. Treasury Notes
01/31/2010		2.125%	30,000,000	30,307,049
05/31/2012		4.750%	8,000,000	8,726,256
07/31/2012		4.625%	4,000,000	4,357,504

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $129,681,279)				132,825,719

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $131,548,140)				134,674,474

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 0.88%
Purchased Call Options 0.29%
SPDR Gold Trust	January, 2010	$100.00	600	231,000
Transocean, Ltd.	January, 2010	80.00	1,000	675,000
Transocean, Ltd.	January, 2011	60.00	500	1,145,000

TOTAL PURCHASED CALL OPTIONS (Cost $3,912,462)				2,051,000

Purchased Put Options 0.59%
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	35.00	1,000	117,500
Oil Services Holders Trust	July, 2009	95.00	3,000	718,500
Oil Services Holders Trust	July, 2009	105.00	2,500	2,087,500
S&P 500 Index	July, 2009	900.00	880	932,800
SPDR Gold Trust	January, 2010	80.00	1,300	234,000

TOTAL PURCHASED PUT OPTIONS (Cost $9,433,057)				4,090,300

TOTAL PURCHASED OPTIONS (Cost $13,345,519)				6,141,300

			Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 10.68%
Money Markets
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(e) (f)			3,688,374	3,688,374
Morgan Stanley Institutional Liquidity Fund (0.029% 7-day yield)(e)			12,984,032	12,984,032

U.S. Treasury Bills
U.S. Treasury Bill Discount Note
07/30/2009, 0.332%(g)			$3,500,000	3,499,064
10/15/2009, 0.308%(g)			15,000,000	14,992,050
10/29/2009, 0.159%(g)			39,000,000	38,976,327

TOTAL SHORT-TERM INVESTMENTS (Cost $74,136,979)				74,139,847

Total Investments*- 147.04% (Cost $1,022,536,105)				1,020,944,658

Liabilities in Excess of Other Assets - (47.04%)				(326,620,835)

NET ASSETS - 100.00%				$694,323,823

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Transocean, Ltd.	January, 2011	$100.00	500	$(352,500)

TOTAL CALL OPTIONS WRITTEN (Premiums received $378,998)				(352,500)

Put Options Written
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	30.00	1,000	(30,000)
Oil Services Holders Trust	July, 2009	85.00	3,000	(120,000)
Oil Services Holders Trust	July, 2009	90.00	2,500	(261,250)
S&P 500 Index	July, 2009	820.00	880	(129,800)
SPDR Gold Trust	January, 2010	90.00	1,150	(655,500)

TOTAL PUT OPTIONS WRITTEN (Premiums received $4,838,764)				(1,196,550)

TOTAL OPTIONS WRITTEN (Premiums received $5,217,762)				$(1,549,050)

			Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
3M Co.			(196,646)	$(11,818,425)
Berkshire Hathaway, Inc.			(1,908)	(5,525,053)
Big Lots, Inc.			(83,800)	(1,762,314)
BJ Services Co.			(92,000)	(1,253,960)
Boston Properties, Inc.			(35,700)	(1,702,890)
CARBO Ceramics, Inc.			(39,799)	(1,361,126)
Caterpillar, Inc.			(65,500)	(2,164,120)
Celgene Corp.			(24,200)	(1,157,728)
China Communications Construction Co., Ltd.			(689,800)	(806,393)
China Shenhua Energy Co., Ltd.			(480,000)	(1,768,247)
Cie Generale d’Optique Essilor International S.A.			(24,700)	(1,177,428)
Cochlear, Ltd.			(25,500)	(1,185,616)
ConocoPhillips			(60,000)	(2,523,600)
Costco Wholesale Corp.			(110,000)	(5,027,000)
Dawson Geophysical Co.			(5,500)	(164,175)
Empresa Brasileira de Aeronautica - S.A.			(71,264)	(1,180,132)
EXCO Resources, Inc.			(83,100)	(1,073,652)
Federal Realty Investment Trust			(23,300)	(1,200,416)
General Electric Co.			(1,433,000)	(16,794,760)
Genuine Parts Co.			(92,845)	(3,115,878)
Harley-Davidson, Inc.			(33,900)	(549,519)
JFE Holdings, Inc.			(37,800)	(1,275,237)
Kohl’s Corp.			(22,500)	(961,875)
Macy’s, Inc.			(174,500)	(2,052,120)
Moody’s Corp.			(153,403)	(4,042,169)
Nabors Industries, Ltd.			(80,000)	(1,246,400)
Overseas Shipholding Group, Inc.			(51,756)	(1,761,774)
PACCAR, Inc.			(160,556)	(5,219,676)
Polaris Industries, Inc.			(35,400)	(1,137,048)
Pride International, Inc.			(92,500)	(2,318,050)
Quest Diagnostics, Inc.			(65,600)	(3,701,808)
Simon Property Group, Inc.			(40,298)	(2,072,526)
Sony Corp. - ADR			(131,600)	(3,403,176)
Sunoco, Inc.			(104,700)	(2,429,040)
T Rowe Price Group, Inc.			(38,200)	(1,591,794)
Tesoro Corp.			(46,400)	(590,672)
Valero Energy Corp.			(52,800)	(891,792)
Vornado Realty Trust			(2,691)	(121,176)
WW Grainger, Inc.			(28,300)	(2,317,204)
Wynn Resorts, Ltd.			(78,019)	(2,754,071)

Exchange Traded Funds
iShares Dow Jones US Real Estate Index Fund			(394,761)	(12,766,571)
iShares MSCI Emerging Markets			(66,519)	(2,143,907)
iShares MSCI Mexico Investable Market Index Fund			(101,900)	(3,756,034)
iShares MSCI South Korea			(31,000)	(1,078,490)
iShares Russell 2000 Index Fund			(300,000)	(15,288,000)

TOTAL SECURITIES SOLD SHORT (Proceeds $130,810,112)				$(138,233,042)

Abbreviations:

ADR - American Depositary Receipt

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

FTSE - Financial Times Stock Exchange

GDR - Global Depositary Receipt

HOLDRs - Holding Company Depositary Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

*  All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2009.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund's Board of Trustees. As of June 30, 2009, these securities had a total value of $7,173,194 or 1.03% of total net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, these securities had a total value of $14,585,100 or 2.10% of total net assets.

(d) Floating or variable rate security - rate disclosed as of June 30, 2009.

(e) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(f) Less than 0.0005%.

(g) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$83,767,895
Gross depreciation (excess of tax cost over value)	(105,101,571)
Net unrealized depreciation	$(21,333,676)
Cost of investments for income tax purposes	$1,042,278,334

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2009 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2009, securities which have been fair valued represented 1.03% of the Fund’s net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$624,937,728	$218,590	$—	$625,156,318
Exchange Traded Funds	35,116,363	—	—	35,116,363
Equity Linked Notes	—	2,277,222	—	2,277,222
Corporate Bonds	—	139,248,077	—	139,248,077
Asset/Mortgage Backed Securities	—	4,191,057	—	4,191,057
Government & Agency Obligations	134,674,474	—	—	134,674,474
Purchased Options	6,141,300	—	—	6,141,300
Short-Term Investments	74,139,847	—	—	74,139,847
TOTAL	$875,009,712	$145,934,946	$—	$1,020,944,658

Other Financial Instruments*	Level 1	Level 2	Level 3
Written options and securities sold short	$(139,782,092)	$—	$—	$(139,782,092)
TOTAL	$(139,782,092)	$—	$—	$(139,782,092)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the quarter ended June 30, 2009.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options:  The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the period ended June 30, 2009 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2009	500	$378,998
Positions opened	—	—
Options expired	—	—
Options closed	—	—

Outstanding, June 30, 2009	500	$378,998
Market Value, June 30, 2009		$(352,500)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2009	4,150	$11,382,999
Positions opened	9,720	6,561,131
Options expired	(5,190)	(12,937,121)
Options closed	(150)	(168,245)

Outstanding, June 30, 2009	8,530	$4,838,764
Market Value, June 30, 2009		$(1,196,550)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recently Issued Accounting Pronouncements: The Fund follows FASB Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” – an amendment of FASB Statement No. 133 (“SFAS 133”),” which expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. Management has concluded that the adoption of SFAS 161, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the three months ended June 30, 2009.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 28, 2009